Stockholders’ Equity (10K) (Details Narrative) - USD ($)							3 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	Jan. 19, 2015	Oct. 21, 2014	Aug. 26, 2014	Jul. 16, 2014	Feb. 06, 2014	Jan. 13, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2014	Jun. 30, 2014
Aggregate capital contributions						$ 8,000
Common stock, capital contributions						51,758,563
Preferred stock, par value							$ 0.001		$ 0.001		$ 0.001
Number of preferred stock converted into common stock										40,000,000
Number of stock sold for private placements					3,750,000
Proceeds from private placements	$ 433,000				$ 1,875,000
Issuance of warrants to purchase of common stock			100,000
Deferred offering costs					$ 62,000
Derivative liabilities							$ 1,879,220					$ 22,282
Warrants exchanged for stock			1,000,000
Payment for returned shares							$ 2,500				$ 2,491
Percentage of holder fees per month											0.25%
Maximum holder fee per month											30.00%
Investors [Member]
Percentage of common stock outstanding					9.99%
Percentage of beneficial ownership percentage					4.99%
Percentage of beneficial ownership limitation to initially					4.99%
Common stock purchase price					$ 0.50
Company Officers [Member]
Cancellation of shares		12,750,000
Payment for returned shares		$ 2,491
Series B Preferred Stock [Member]
Designated preferred stock authorization for issuance						400,000
Preferred stock, par value						$ 0.001
Convesrtion of non-assessable shares of common stock						100
Number of preferred stock surrendered						1
Percentage of common stock outstanding						9.99%
Percentage of beneficial ownership percentage						9.99%
Percentage of beneficial ownership limitation to any other percentage not in excess						9.99%
Percentage of beneficial ownership limitation to initially						4.99%
Converstion of stock shares										40,000
Preferred stock, shares outstanding											0
Series C Preferred Stock [Member]
Preferred stock, par value					$ 0.001
Warrants term					3 years
Issuance of warrants to purchase of common stock					0.5
Common stock exercise price per share					$ 1.00
Debt instruments conversion price per share					$ 0.001
Series C Convertible Preferred Stock [Member]
Converstion of stock shares				1,550,000
Number of preferred stock converted into common stock				1,550,000
Preferred stock, shares outstanding							0		0		2,200,000